As filed with the Securities and Exchange Commission on June 25, 2008

1933 Act Registration Number: 33-53698

1940 Act Registration Number: 811-07322

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X
Pre-Effective Amendment Number
Post-Effective Amendment Number	43

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		X
	44

The Integrity Funds

(Exact Name of Registrant as Specified in Charter)

1 North Main, Minot, North Dakota 58703

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (701) 852-5292

With a copy to:
Robert E. Walstad	Mark J. Kneedy
Integrity Mutual Funds, Inc.	Chapman and Cutler LLP
1 North Main Street	111 West Monroe Street
Minot, ND 58703	Chicago, IL 60603
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective:

Immediate upon filing pursuant to paragraph (b)
X	On July 25, 2008, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On __________________, pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On __________________, pursuant to paragraph (a)(2)

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

NOTE:

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 36 to its Registration Statement until July 25, 2008. Parts A and B of Registrant's Post-Effective Amendment No. 36 under the Securities Act of 1933 and Post-Effective Amendment No. 37 under the Investment Company Act of 1940, filed on January 22, 2008, are incorporated by reference herein.

This filing relates only to the Integrity Asset Allocation Fund and does not affect any other series of the Registrant.

THE INTEGRITY FUNDS

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

(a)			Declaration of Trust dated October 31, 1997(1)
(b)			By-laws of Registrant(1)
(c)	(1)		Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.001 per share, dated October 31, 1997(1)
	(2)		Amended Certificate of Series Designation dated November 19, 2007(13)
(d)	(1)	(i)	Amended and Restated Investment Advisory Agreement between Registrant and Integrity Money Management, Inc. ("Integrity") on behalf of the Integrity Small Cap Growth Fund(15)
		(ii)	Amended and Restated Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity High Income Fund(15)
		(iii)	Investment Advisory Agreement between Registrant and Integrity on behalf of Integrity Growth & Income Fund(4)
		(iv)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Asset Allocation Fund(13)
	(2)		Interim Sub-Advisory Agreement between J.P. Morgan Investment Management, Inc. and Integrity on behalf of the Integrity High Income Fund(15)
(e)	(1)		Distribution and Services Agreement between Registrant and Integrity Funds Distributor, Inc. ("IFD") on behalf of the Integrity Small Cap Growth Fund(2)
	(2)		Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity High Income Fund(3)
	(3)		Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Growth & Income Fund(4)
	(4)		Distribution and Services Agreement between Registrant and IFD on behalf of the Integrity Asset Allocation Fund(13)
(f)			Not applicable
(g)			Custody Agreement with Wells Fargo Bank, N.A. on behalf of all Series(13)
(h)	(1)		Amended and Restated Transfer Agency Agreement between Registrant and Integrity Fund Services, Inc. on behalf of all Series(13)
	(2)		Amended and Restated Administrative and Accounting Services Agreement between Registrant and Integrity Fund Services, Inc. on behalf of all Series(13)
	(3)		Management Fee Waiver and Expense Reimbursement Agreement between Registrant and Integrity on behalf of the Integrity Small Cap Growth Fund(15)
	(4)		Management Fee Waiver and Expense Reimbursement Agreement between Registrant and Integrity on behalf of the Integrity High Income Fund(15)
	(5)		Management Fee Waiver and Expense Reimbursement Agreement between Registrant and Integrity on behalf of the Integrity Growth & Income Fund(15)
	(6)		Management Fee Waiver and Expense Reimbursement Agreement between Registrant and Integrity on behalf of the Integrity Asset Allocation Fund(13)
(i)	(1)		Opinion and Consent of Underberg & Kessler LLP dated December 3, 1997(1)
	(2)		Opinion and Consent of Dechert LLP dated September 5, 2003(2)
	(3)		Opinion and Consent of Stradley Ronon Stevens & Young LLP(3)
	(4)		Opinion and Consent of Stradley Ronon Stevens & Young LLP dated December 8, 2004(7)
	(5)		Opinion and Consent of Stradley Ronon Stevens & Young LLP dated February 25, 2008(8)
	(6)		Consent of Sutherland Asbill & Brennan LLP dated April 27, 2006(9)
	(7)		Opinion and Consent of Chapman and Cutler LLP(11)
	(8)		Opinion and Consent of Chapman and Cutler LLP(13)
(j)			Consent of Independent Auditors—Brady, Martz & Associates(13)
(k)			Not applicable
(l)			Not applicable
(m)	(1)	(i)	Shareholder Services Plan for the Integrity Small Cap Growth Fund(3)
		(ii)	Shareholder Services Plan for the Integrity High Income Fund(10)
		(iii)	Shareholder Services Plan for the Integrity Growth & Income Fund(4)
		(iv)	Shareholder Services Plan for the Integrity Asset Allocation Fund(13)
	(2)		Form of Dealer Agreement(2)
(n)	(1)		Multiple Class Plan adopted pursuant to Rule 18f-3 Plan for the Integrity Small Cap Growth Fund(4)
	(2)		Multiple Class Plan adopted pursuant to Rule 18f-3 Plan for the Integrity High Income Fund(4)
	(3)		Multiple Class Plan adopted pursuant to Rule 18f-3 Plan for the Integrity Growth & Income Fund(4)
	(4)		Multiple Class Plan adopted pursuant to Rule 18f-3 Plan for the Integrity Asset Allocation Fund(13)
(o)			Reserved
(p)	(1)		Code of Ethics for Integrity Mutual Funds(11)
	(2)		Code of Ethics of J.P. Morgan Investment Management Inc.(15)
(z)			Power of Attorney Authorization(14)
(1)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 6 filed on December 8, 1997.
(2)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 21 filed on September 5, 2003.
(3)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 23 filed on April 27, 2004.
(4)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 26 filed on April 25, 2005.
(5)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 28 filed on July 29, 2005.
(6)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 19 filed on May 23, 2003.
(7)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 24 filed on December 16, 2004.
(8)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 25 filed on February 25, 2005.
(9)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 29 filed on April 27, 2006.
(10)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 32 filed on April 27, 2007.
(11)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 34 filed on October 1, 2007.
(12)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 35 filed on October 12, 2007.
(13)	To be filed on amendment
(14)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 37 filed on April 3, 2008.
(15)	Previously filed with and incorporated by reference to Post-Effective Amendment No. 40 filed on May 1, 2008.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable

ITEM 25. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to the Trustees, officers, and controlling persons of the Registrant pursuant to the provisions of the Registrant's Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit, or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Declaration of Trust provides with regard to indemnification that:

(a)

The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Trust) by reason of the fact that he/she is or was a Trustee, employee, or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust, or other enterprise, against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him/her in connection with such action, suit, or proceeding if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, or, with respect to any criminal action or proceedings, that he/she had reasonable cause to believe that his/her conduct was unlawful.

(b)

The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that he/she is or was a Trustee, employee, or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust, or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection with the defense or settlement of such action or suit if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, EXCEPT, however, that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his/her duty to the Trust unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

(c)

To the extent that a Trustee, employee, or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in subsections (a) or (b) above in defense of any claim, issue, or matter therein, he/shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection therewith.

(d)

Except as provided in subsection (c) above, any indemnification under subsection (a) or (b) above (unless ordered by a court) shall be made by the Trust only as permitted under any applicable provisions of Title I of the Employee Retirement Income Security Act of 1974, as amended, and as authorized in the specific case upon a determination that indemnification of a Trustee, employee, or officer is proper in the circumstances because he/she has met the applicable standard of conduct set forth in subsection (a), (b), or (h). Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit, or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion.

(e)

Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit, or proceeding may be paid by the Trust in advance of the final disposition of such action, suit, or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustee, employee, or officer to repay such amount unless it shall ultimately be determined that he/she is entitled to be indemnified by the Trust as authorized in the Declaration of the Trust; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

(f)

The indemnification provided shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of the Shareholders or disinterested Trustees, or otherwise, both as to actions in his/her official capacity and as to actions in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee, or officer and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g)

The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, employee, or officer of the Trust, or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust, or other enterprise against any liability asserted against him/her and incurred by him/her in any such capacity, or arising out of his/her status as such; provided, however, that the Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of the Employee Retirement Income Security Act of 1974, as amended.

(h)

Anything to the contrary in the foregoing subsections (a) through (g) above notwithstanding, no Trustee, employee, or officer of the Trust shall be indemnified against any liability to the Trust or the Shareholders to which he/she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his/her office, and no Trustee, employee, or officer of the Trust shall be indemnified in any other case in which the 1940 Act would restrict or prohibit such indemnification.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

The business of Integrity Money Management, Inc. is summarized under "Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference.

The information required by this Item 26 with respect to each director, officer, or partner of the Registrant's adviser, Integrity Money Management, Inc., is incorporated by reference to Form ADV filed by Integrity Money Management, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-33131).

The information required by this Item 26 with respect to each director, officer, or partner of the Registrant's sub-adviser, J.P. Morgan Investment Management Inc., is incorporated by reference to Form ADV filed by J.P. Morgan Investment Management, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-21011).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)

The principal underwriter of the Trust's shares, Integrity Funds Distributor, Inc., currently acts as a principal underwriter, depositor, or investment adviser for the following other investment companies:

Integrity Managed Portfolios
ND Tax-Free Fund, Inc.
Montana Tax-Free Fund, Inc.
Integrity Fund of Funds, Inc.

Integrity Funds Distributor, Inc., is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA).

(b)	The information required by the following table is provided with respect to each director, officer, or partner of each principal underwriter named in the response to Item 20.

	NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
	Laura K. Anderson 1 North Main Street Minot, North Dakota 58703	President Director	None
	Peter A. Quist 1 North Main Street Minot, North Dakota 58703	Vice President Secretary Director	Vice President Secretary
	John Carlson 1 North Main Street Minot, North Dakota 58703	Treasurer	None

(c)	Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books, and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant or Integrity Funds Distributor, Inc., each of which is located at 1 North Main Street, Minot, North Dakota 58703. Records relating to the duties of the Registrant's custodian are maintained by Wells Fargo Bank, NA, 801 Nicollet Mall, Suite 700, Minneapolis, Minnesota.

ITEM 29. MANAGEMENT SERVICES

Not applicable

ITEM 30. UNDERTAKINGS

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Number 43 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minot and the State of North Dakota on the 25th day of June, 2008.

THE INTEGRITY FUNDS

By: /s/Robert E. Walstad
Robert E. Walstad
Interim President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Number 43 to the Registration Statement has been signed below by the following persons in the capacities indicated on June 25, 2008:

Signature		Title
/s/	Robert E. Walstad	Interim President, Trustee, and Chairman of the Board
	Robert E. Walstad	(Principal Executive Officer)

/s/	Adam Forthun	Treasurer
	Adam Forthun	(Principal Financial and Accounting Officer)

Jerry M. Stai*		Trustee	)	By:	/s/	Robert E. Walstad
Orlin W. Backes*		Trustee	)			Robert E. Walstad
R. James Maxson*		Trustee	)			Attorney-in-Fact

*An original power of attorney authorizing Robert E. Walstad to execute any amendment to Registration Statement No. 33-53698 for each of the Trustees of the Registrant on whose behalf this Post-Effective Amendment No. 43 to the Registration Statement is being filed has been executed and filed with the Securities and Exchange Commission with Post-Effective Amendment No. 37 to the Registration Statement.

EXHIBITS